OTHER COMPREHENSIVE INCOME - Tax effects allocated to each component of other comprehensive income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Before Tax Amount
Foreign currency translation adjustments	¥ (459,187)	¥ 139,688	¥ 17,616
Unrealized holding gain on securities:
Amount arising during the period	127,612	139,410	3,605
Net unrealized holding gain during the period	127,612	139,410	3,605
Adjustments related to retirement and severance benefits:
Amount arising during the period	(24,870)	(2,076)	(7,591)
Net adjustments related to retirement and severance benefits	(24,870)	(2,076)	(7,591)
Other comprehensive income	(356,445)	277,022	13,630
Tax Benefit (Expense)
Foreign currency translation adjustments	9,243	(1,558)	(2,173)
Unrealized holding gain on securities:
Amount arising during the period	(49,397)	(49,717)	(1,285)
Net unrealized holding gain during the period	(49,397)	(49,717)	(1,285)
Adjustments related to retirement and severance benefits:
Amount arising during the period	7,375	373	2,705
Net adjustments related to retirement and severance benefits	7,375	373	2,705
Other comprehensive income	(32,779)	(50,902)	(753)
Net of Tax Amount
Foreign currency translation adjustments	(449,944)	138,130	15,443
Unrealized holding gain on securities:
Amount arising during the period	78,215	89,693	2,320
Net unrealized holding gain during the period	78,215	89,693	2,320
Adjustments related to retirement and severance benefits:
Amount arising during the period	(17,495)	(1,703)	(4,886)
Net adjustments related to retirement and severance benefits	(17,495)	(1,703)	(4,886)
Total other comprehensive income (loss)	¥ (389,224)	¥ 226,120	¥ 12,877